New Accounting Standards New Accounting Standards (Narrative) (Details) - Accounting Standards Update 2015-03 [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Finance Costs, Net	$ (9.1)	$ (11.6)
Long-term Debt [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred Finance Costs, Net	$ 9.1	$ 11.6